Commitments and Contingencies Commitments and Contingencies(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Future Minimum Payments Due and Rent Expense
2012	$ 3.3
2013	3.0
2014	2.7
2015	0.9
2016	0.3
Thereafter	0
Future Minimum Payments Due and Rent Expense [Abstract]
Rent expense for operating leases	$ 4.0	$ 3.9	$ 3.5